Quarterly Holdings Report
for
Fidelity Advisor® Equity Income Fund
August 31, 2024
EPI-NPRT3-1024
1.805771.120
Common Stocks - 97.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.0%
Quebecor, Inc. Class B (sub. vtg.)	237,200	5,891
Verizon Communications, Inc.	751,590	31,401
		37,292
Entertainment - 0.7%
The Walt Disney Co.	159,200	14,388
Media - 3.6%
Comcast Corp. Class A	1,218,300	48,208
Omnicom Group, Inc.	99,100	9,953
WPP PLC	997,600	9,556
		67,717
TOTAL COMMUNICATION SERVICES		119,397
CONSUMER DISCRETIONARY - 2.9%
Automobile Components - 0.5%
Lear Corp.	81,700	9,530
Automobiles - 0.3%
Subaru Corp.	298,900	5,733
Distributors - 0.5%
LKQ Corp.	207,100	8,613
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp.	84,600	8,001
Specialty Retail - 0.3%
Bath & Body Works, Inc.	204,200	6,281
Textiles, Apparel & Luxury Goods - 0.9%
Tapestry, Inc.	405,500	16,613
TOTAL CONSUMER DISCRETIONARY		54,771
CONSUMER STAPLES - 10.6%
Beverages - 5.0%
Carlsberg A/S Series B	56,700	6,661
Coca-Cola Europacific Partners PLC	317,600	25,564
Diageo PLC	602,900	19,577
Keurig Dr. Pepper, Inc. (a)	822,800	30,123
The Coca-Cola Co. (a)	176,700	12,805
		94,730
Consumer Staples Distribution & Retail - 1.5%
Albertsons Companies, Inc.	676,000	13,263
Sysco Corp.	188,700	14,713
		27,976
Food Products - 0.3%
Lamb Weston Holdings, Inc.	91,500	5,666
Household Products - 0.3%
Reckitt Benckiser Group PLC	115,200	6,628
Personal Care Products - 3.5%
Estee Lauder Companies, Inc. Class A	100,300	9,193
Kenvue, Inc.	1,293,205	28,386
Unilever PLC sponsored ADR	459,400	29,765
		67,344
TOTAL CONSUMER STAPLES		202,344
ENERGY - 8.4%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	280,400	12,335
Oil, Gas & Consumable Fuels - 7.7%
Enterprise Products Partners LP	884,100	25,939
Exxon Mobil Corp.	431,000	50,832
Parkland Corp.	252,400	6,830
Shell PLC ADR	656,400	47,038
TotalEnergies SE	238,900	16,434
		147,073
TOTAL ENERGY		159,408
FINANCIALS - 19.4%
Banks - 10.4%
Bank of America Corp.	472,400	19,250
Cullen/Frost Bankers, Inc.	66,300	7,441
East West Bancorp, Inc.	114,400	9,618
Huntington Bancshares, Inc.	771,400	11,548
KBC Group NV	86,600	6,733
KeyCorp	618,500	10,552
M&T Bank Corp.	265,400	45,678
PNC Financial Services Group, Inc.	53,500	9,902
U.S. Bancorp	802,900	37,921
Wells Fargo & Co.	677,450	39,611
		198,254
Capital Markets - 3.2%
Bank of New York Mellon Corp.	408,400	27,861
CME Group, Inc.	64,100	13,829
Northern Trust Corp.	213,300	19,455
		61,145
Financial Services - 2.3%
Fidelity National Information Services, Inc.	163,300	13,464
Global Payments, Inc.	191,900	21,303
Visa, Inc. Class A	32,000	8,844
		43,611
Insurance - 3.5%
Chubb Ltd.	129,884	36,910
First American Financial Corp.	122,200	7,796
The Travelers Companies, Inc.	95,200	21,712
		66,418
TOTAL FINANCIALS		369,428
HEALTH CARE - 16.8%
Biotechnology - 1.6%
Gilead Sciences, Inc.	375,200	29,641
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	260,500	9,883
Solventum Corp.	31,775	2,037
		11,920
Health Care Providers & Services - 5.0%
Cigna Group	89,300	32,310
CVS Health Corp.	182,500	10,446
Elevance Health, Inc. (a)	32,800	18,266
UnitedHealth Group, Inc.	58,200	34,350
		95,372
Pharmaceuticals - 9.6%
Bristol-Myers Squibb Co.	603,900	30,165
GSK PLC sponsored ADR	483,900	21,248
Johnson & Johnson	309,771	51,383
Merck & Co., Inc.	288,200	34,137
Organon & Co.	211,530	4,728
Roche Holding AG (participation certificate)	36,370	12,312
Royalty Pharma PLC Class A	519,000	15,067
Sanofi SA sponsored ADR	223,900	12,597
		181,637
TOTAL HEALTH CARE		318,570
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.9%
General Dynamics Corp. (a)	59,500	17,812
Lockheed Martin Corp. (a)	32,400	18,406
		36,218
Air Freight & Logistics - 0.8%
FedEx Corp.	53,100	15,865
Electrical Equipment - 1.1%
Regal Rexnord Corp.	120,900	20,288
Industrial Conglomerates - 0.3%
3M Co.	36,600	4,930
Machinery - 1.5%
Allison Transmission Holdings, Inc.	155,100	14,386
Parker Hannifin Corp.	23,100	13,865
		28,251
Professional Services - 3.2%
Concentrix Corp.	135,300	10,179
Genpact Ltd.	426,500	16,732
ManpowerGroup, Inc.	102,800	7,599
SS&C Technologies Holdings, Inc.	355,500	26,694
		61,204
TOTAL INDUSTRIALS		166,756
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	773,753	39,105
Electronic Equipment, Instruments & Components - 0.2%
TD SYNNEX Corp.	39,700	4,820
IT Services - 2.7%
Amdocs Ltd.	301,622	26,232
Capgemini SA	117,500	24,342
		50,574
Semiconductors & Semiconductor Equipment - 1.5%
Renesas Electronics Corp.	447,300	7,787
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	122,600	21,050
		28,837
Software - 1.0%
Gen Digital, Inc.	249,900	6,612
Microsoft Corp. (a)	19,500	8,134
Salesforce, Inc.	18,600	4,704
		19,450
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co. Ltd.	135,870	7,548
TOTAL INFORMATION TECHNOLOGY		150,334
MATERIALS - 4.2%
Chemicals - 1.5%
Celanese Corp.	33,800	4,414
CF Industries Holdings, Inc.	198,900	16,527
Olin Corp.	187,600	8,192
		29,133
Construction Materials - 0.3%
Eagle Materials, Inc.	24,300	6,263
Containers & Packaging - 2.4%
Berry Global Group, Inc.	271,800	18,716
Crown Holdings, Inc.	239,800	21,680
Sonoco Products Co.	71,900	4,067
		44,463
TOTAL MATERIALS		79,859
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	50,200	6,002
American Tower Corp. (a)	78,200	17,521
COPT Defense Properties (SBI)	547,400	16,307
Crown Castle, Inc.	185,600	20,791
Gaming & Leisure Properties	200,400	10,425
Public Storage Operating Co.	25,800	8,868
Realty Income Corp.	175,900	10,925
		90,839
UTILITIES - 7.7%
Electric Utilities - 5.9%
American Electric Power Co., Inc.	110,200	11,051
Duke Energy Corp. (a)	199,800	22,767
Edison International	96,864	8,430
Eversource Energy	148,500	10,028
Exelon Corp.	332,600	12,669
FirstEnergy Corp.	685,000	30,085
PG&E Corp.	506,500	9,978
Portland General Electric Co.	122,500	5,893
		110,901
Multi-Utilities - 1.8%
Sempra	420,200	34,532
TOTAL UTILITIES		145,433
TOTAL COMMON STOCKS (Cost $1,460,308)		1,857,139

Money Market Funds - 2.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (b) (Cost $38,261)	38,252,996	38,261

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,498,569)	1,895,400
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,610
NET ASSETS - 100.0%	1,899,010

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
American Tower Corp.	Chicago Board Options Exchange	187	4,190	230.00	10/18/24	(70)
Duke Energy Corp.	Chicago Board Options Exchange	398	4,535	115.00	10/18/24	(77)
Elevance Health, Inc.	Chicago Board Options Exchange	93	5,179	550.00	09/20/24	(115)
General Dynamics Corp.	Chicago Board Options Exchange	117	3,503	320.00	11/15/24	(34)
Keurig Dr. Pepper, Inc.	Chicago Board Options Exchange	2,034	7,446	36.00	10/18/24	(234)
Lockheed Martin Corp.	Chicago Board Options Exchange	63	3,579	560.00	11/15/24	(147)
Microsoft Corp.	Chicago Board Options Exchange	45	1,877	450.00	11/15/24	(33)
The Coca-Cola Co.	Chicago Board Options Exchange	348	2,522	70.00	10/18/24	(104)

TOTAL WRITTEN OPTIONS						(814)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $32,831,000.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	32,020	224,547	218,306	1,136	-	-	38,261	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	7,825	53,767	61,592	3	-	-	-	0.0%
Total	39,845	278,314	279,898	1,139	-	-	38,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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